Fair Value of Assets and Liabilities - Changes in Level 3 Financial Assets (Detail) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Opening balance	€ 151,709
Closing balance	150,222		€ 151,709
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	5,387	€ 2,034	2,034
Effect of changes in accounting policies		5,097
Realised gain/loss recognised in the statement of profit or loss during the period	(35)		45
Revaluation recognised in other comprehensive income during the period	125		(131)
Purchase of assets	630		2,331
Sale of assets	(1,061)		(2,521)
Maturity/settlement	(185)		(450)
Reclassifications	3		2
Transfers into Level 3	53		85
Transfers out of Level 3	(179)		(1,125)
Exchange rate differences	2		20
Changes in the composition of the group and other changes	1		(1)
Closing balance	4,741		5,387
Level 3 [member] | Mandatorily measured at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	1,042
Effect of changes in accounting policies			1,653
Realised gain/loss recognised in the statement of profit or loss during the period	(22)		10
Purchase of assets	591		1,154
Sale of assets	(706)		(1,677)
Maturity/settlement	(18)		(78)
Reclassifications	282
Transfers into Level 3	16
Transfers out of Level 3	(60)		(37)
Exchange rate differences			17
Changes in the composition of the group and other changes	1
Closing balance	1,125		1,042
Level 3 [member] | Financial assets at FVPL [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	1,075	365	365
Effect of changes in accounting policies		(1)
Realised gain/loss recognised in the statement of profit or loss during the period	(21)		(20)
Purchase of assets			731
Sale of assets	(17)
Maturity/settlement	(53)
Closing balance	984		1,075
Level 3 [member] | Financial assets at FVOCI [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	2,749	480	480
Effect of changes in accounting policies			3,446
Realised gain/loss recognised in the statement of profit or loss during the period	(6)		1
Revaluation recognised in other comprehensive income during the period	125		(131)
Purchase of assets	9		85
Sale of assets	(302)		(557)
Maturity/settlement	(108)		(330)
Reclassifications			2
Transfers out of Level 3	(53)		(249)
Exchange rate differences	1		3
Changes in the composition of the group and other changes			(1)
Closing balance	2,415		2,749
Level 3 [member] | Trading assets [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	494	1,104	1,104
Realised gain/loss recognised in the statement of profit or loss during the period	25		(54)
Purchase of assets	30		359
Sale of assets	(35)		(120)
Maturity/settlement	(6)		(42)
Reclassifications	(279)
Transfers into Level 3	32		85
Transfers out of Level 3	(66)		(839)
Exchange rate differences	1
Closing balance	197		494
Level 3 [member] | Non-trading derivatives [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	27	€ 85	85
Realised gain/loss recognised in the statement of profit or loss during the period	(10)		109
Purchase of assets			2
Sale of assets	(2)		(166)
Transfers into Level 3	4
Closing balance	€ 20		€ 27